NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of credit quality analysis of finance leases (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
NET INVESTMENT IN DIRECT FINANCING LEASES
Net investment in direct financing leases, end of year	$ 0	$ 688,663
Less: Allowance for uncollectible receivables	(110,645,104)	(119,067,356)	$ (121,442,109)
Overdue and credit-impaired | Overdue above 90 days
NET INVESTMENT IN DIRECT FINANCING LEASES
Net investment in direct financing leases, end of year	11,302,893	11,746,159
Overdue and credit-impaired | Not yet overdue but credit impaired
NET INVESTMENT IN DIRECT FINANCING LEASES
Net investment in direct financing leases, end of year	$ 99,342,211	107,317,870
Overdue but not credit-impaired
NET INVESTMENT IN DIRECT FINANCING LEASES
Neither overdue nor impaired		$ 691,990